Interest in Other Entities (Details) - Schedule of purchase price allocation upon deconsolidation and initial measurement $ in Thousands, ₪ in Millions		6 Months Ended		12 Months Ended
	Feb. 04, 2021	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)
Schedule Of Purchase Price Allocation Upon Deconsolidation And Initial Measurement Abstract
Fair value of investment		$ 854		$ 692	$ 11,843
Total consideration					11,843
ScoutCam’s equity as of March 31, 2021					22,338
Adjustments to equity		$ 45,142		49,190	(5,445)
Equity as adjusted					$ 16,893
Groups share in %	0.00%	0.00%	0.00%		28.06%
Purchase price allocation upon deconsolidation total			₪ 12.2		$ 4,740
Excess cost to allocate:					7,103
Technology		$ 8,047		$ 2,243	1,672
Deferred tax liability					(385)
Total intangible assets identified					1,287
Excess purchase price to allocate to goodwill					$ 5,816